Cover Page	May 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	NUANCE COMMUNICATIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27038
Entity Tax Identification Number	94-3156479
Entity Address, Address Line One	1 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	565-5000
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	NUAN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001002517
Amendment Flag	false